Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	BIONEXUS GENE LAB CORP.
Entity Central Index Key	0001737523
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Amendment Description	This Amendment No. 3 is being filed solely for the purpose of filing an updated certain exhibits to this registration statement on Form S-1, or the Registration Statement, and to amend and restate the exhibit index set forth in Part II of the Registration Statement. No changes have been made to the Registration Statement other than this explanatory note as well as revised versions of the cover page and exhibit index of the Registration Statement. This Amendment No. 3 does not contain copies of the prospectus included in the Registration Statement, which remains unchanged from the Registration Statement filed on July 5, 2023.
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	35-2604830
Entity Address Address Line 1	Unit 02, Level 10, Tower B, Vertical Business Suite
Entity Address Address Line 2	Bangsar South
Entity Address Address Line 3	8 Jalan Kerinchi
Entity Address Postal Zip Code	59200
Entity Address City Or Town	Kuala Lumpur
City Area Code	60
Local Phone Number	1221-26512